Customer deposits	12 Months Ended
Dec. 31, 2025
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]
Note 14
Amounts due to banks, Customer deposits, and Funding from UBS Group AG
a) Amounts due to banks and Customer deposits
USD m 31.12.25 31.12.24
Amounts due to banks 24,434 23,347
Customer deposits 796,330 749,476
of which: demand deposits 265,805 224,982
of which: retail savings / deposits 230,770 182,273
of which: sweep deposits 41,460 41,935
of which: time deposits
1
258,294 300,284
Total amounts due to banks and customer deposits 820,764 772,822
1 Includes customer deposits in UBS AG Jersey Branch and UBS AG Guernsey Branch placed by UBS Switzerland AG and UBS AG Swiss Branch on behalf of their clients.
Customer
deposits
increased,
mainly
reflecting
foreign
currency
effects.
This
was
partly
offset
by
net
new
deposit
outflows, which
mainly
reflected
maturities of
time deposits
that resulted
in a
shift of
funds from
time
deposits into
demand deposits and retail savings / deposits.
b) Funding from UBS Group AG measured at amortized cost
USD m 31.12.25 31.12.24
Debt contributing to total loss-absorbing capacity (TLAC) 83,773 87,036
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments
1
19,600 14,585
Debt eligible as low-trigger loss-absorbing additional tier 1 capital instruments 1,245
Other
2
7,242 5,051
Total funding from UBS Group AG measured at amortized cost
3,4
110,614 107,918
1 For 31 December 2025,
includes USD
13.0 bn (31 December 2024: USD 6.9
bn) that is, upon the occurrence
of a trigger event or a viability
event, subject to conversion into ordinary
UBS shares.
2 Includes debt
no longer eligible as TLAC having a residual maturity of less than one year and one debt instrument that ceased to be eligible when UBS Group AG issued a notice of redemption of the instrument in the fourth quarter
of 2025.
3 Total
funding from
UBS Group
AG measured
at amortized
cost consists
of subordinated
debt of
UBS AG
and its
subsidiaries toward
UBS Group
AG. Subordinated
debt consists
of unsecured
debt
obligations that
are contractually
subordinated in
right of
payment to
all other
present and
future non-subordinated
obligations of
the respective
issuing entity.
All instruments
contributing to
TLAC have
been
subordinated since 1 January 2020.
4 UBS AG has also recognized funding from UBS Group AG that is designated at fair value.
Refer to Note 18b for more information.
UBS AG uses interest rate
and foreign exchange derivatives
to manage the risks
inherent in certain debt
instruments held
at amortized cost. In some cases, UBS AG
applies hedge accounting for interest rate risk
as discussed in item 2j in Note
1a and Note
24. As a
result of applying
hedge accounting, the
life-to-date adjustment to
the carrying amount
of
Funding
from UBS Group AG measured at amortized cost
was a decrease of USD
3.6 bn as of 31 December 2025 and a decrease
of USD 5.8 bn as of 31 December 2024, reflecting changes in fair value due to interest rate movements.
Of the
Total funding
from UBS
Group AG
measured at
amortized cost
outstanding as
of 31
December 2025,
USD
106.1 bn
pays a fixed interest rate and USD 4.5 bn pays a floating rate of interest.
›
Refer to Note 23 for maturity information